Expense Example - Cambria Global EW 3 ETF - Cambria Global EW 3 ETF Class	May 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 93